Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising From Financing Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Abstract]
As at 1 April		$ 217,651
– Payments of lease liabilities	(360,602)	(201,861)
– Payments of lease interests	(115,595)	(8,705)
– Additions	2,042,757
– Interest expense	115,595	8,705
– Exchange differences	(1,769)	(15,790)
As at 31 March	$ 1,680,386